1. Summary of Significant Accounting Policies: Restricted Cash (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Details
RESTRICTED CASH	[1]	$ 9,335,466	$ 1,073,157

[1]	See Note 1.